Fair Value of Financial Instruments - Valuation Assumptions of Forward Purchase Derivative Liability (Details) - Forward Purchase Derivative Liability	Dec. 31, 2022
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase derivative liability unobservable input	0.000
Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase derivative liability unobservable input	1.050